UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (301) 543-6000

Date of fiscal year end: March 31st

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2017

(Unaudited)

PSG TACTICAL GROWTH FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS AS OF 09/30/2017

	Six Months	1 Year	5 Year	Since Inception *	Ending Value
PSG Tactical Growth Fund	1.24%	5.53%	0.05%	0.21%	$ 10,114
HFRX Absolute Return Index	2.59%	2.90%	2.33%	2.10%	$ 11,190

* Date of commencement of investment operations (May 1, 2012).

This chart assumes an initial investment of $10,000 made on 5/1/2012 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (855)-866-9825.

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The classifications below are represented as a percentage of the schedule of investments.

Basic Materials 2.43%
Communication Services 1.82%
Consumer Cyclical 4.42%
Consumer Defensive 3.71%
Energy 5.16%
Financial Services 14.04%
Healthcare 4.99%
Industrials 2.34%
Technology 4.98%
Utilities 1.14%
Real Estate Investment Trusts 2.71%
Preferred Stocks 9.01%
Corporate Bonds 2.29%
Money Market Fund 12.24%
Exchange Traded Funds 20.16%
Closed End Funds 6.48%
Exchange Traded Notes 2.08%

Per the fee table in the August 1, 2017 prospectus, the Fund’s total annual operating expense ratio was 2.80%.  Updated information on the Fund’s expense ratio is available in the Financial Highlights.

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and written options.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 44.82%

Banks - 0.50%
6,518	Sberbank Pjsc ADR	$ 93,012

Cable & Other Pay Television Services - 2.69%
12,345	Twenty-First Century Fox, Inc. Class B	318,378
4,385	SoftBank Corp. ADR *	178,294
		496,672
Computer Communications Equipment - 0.96%
5,258	Cisco Systems, Inc.	176,827

Crude Petroleum & Natural Gas - 0.71%
119	California Resources Corp. *	1,245
2,413	Total SA ADR	129,144
		130,389
Electric Services - 1.14%
11,239	Vistra Energy Corp. *	210,057

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.31%
10,007	General Electric Co.	241,969

Electronic Computers - 1.72%
2,062	Apple, Inc. (a) (b)	317,795

Fire, Marine & Casualty Insurance - 5.67%
529	Alleghany Corp. (b) *	293,071
5,698	American International Group, Inc.	349,800
401	Fairfax Financial Holdings Ltd. (Canada) *	208,119
4,087	Loews Corp.	195,604
		1,046,594
Food & Kindred Products - 1.92%
8,743	Mondelez International, Inc.	355,490

Gold & Silver Ores - 1.40%
13,834	IAMGOLD Corp. (Canada) *	84,387
12,180	First Majestic Silver Corp. *	83,311
2,438	Newmont Mining Corp.	91,449
		259,147

* Represents non-income producing security.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $1,664,776.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Shares/Principal		Value

Insurance Agents, Brokers & Services - 1.69%
292	Markel Corp. *	$ 311,850

Meat Packing Plants - 1.77%
12,951	Leucadia National Corp.	327,013

Motor Vehicles & Passenger Car Bodies - 2.64%
1,323	Honeywell International, Inc.	187,522
7,424	General Motor Co. (b)	299,781
		487,303
National Commercial Banks - 4.46%
9,487	Bank of America Corp.	240,401
5,350	Citigroup, Inc. (b)	389,159
3,523	Wells Fargo & Co.	194,293
		823,853
Petroleum Refining - 4.43%
9,497	BP Plc. ADR (b)	364,970
9,179	PBF Energy, Inc. (a)	253,432
2,176	Phillips 66	199,343
		817,745
Pharmaceutical Preparations - 3.66%
2,390	Allergan Plc. (Ireland) (a)	489,831
5,913	Mylan N.V. (United Kingdom) *	185,491
		675,322
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.02%
2,710	DowDuPont, Inc.	187,613

Radio & TV Broadcasting & Communications Equipment - 0.45%
1,622	QUALCOMM, Inc. (a)	84,085

Retail-Auto Dealers & Gasoline Stations - 1.05%
2,566	CarMax, Inc. * (a)	194,528

Semiconductors & Related Devices - 0.43%
700	NXP Semiconductors N.V. (Netherlands) *	79,163

Services-Business Services, Nec - 1.65%
908	Alliance Data Systems Corp.	201,167
5,377	The Western Union Co.	103,238
		304,405

* Represents non-income producing security.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $1,664,776.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Shares/Principal		Value

Services-Computer Processing & Data Preparation - 1.39%
4,715	Sohu.com, Inc. (China) *	$ 256,732

Surgical & Medical Instruments & Apparatus - 1.31%
3,856	Baxter International, Inc. (a)	241,964

Telephone Communications (No Radio Telephone) - 0.85%
8,280	CenturyLink, Inc.	156,492

TOTAL COMMON STOCKS (Cost $6,904,127) - 44.82%		8,276,020

CLOSED-END MUTUAL FUNDS - 6.45%
6,805	AllianceBernstein Global High Income Fund	88,805
7,801	Avenue Income Credit Strategies	115,065
7,863	BlackRock Corporate High Yield Fund, Inc.	88,852
4,864	BlackRock Multi-Sector Income	90,957
12,542	Eaton Vance Limited Duration Income Fund	175,964
4,034	John Hancock Preferred Income Fund II	88,385
8,476	Nuveen Preferred Income Opportunities Fund	89,591
7,946	PIMCO Dynamic Credit and Mortgage Fund, Inc.	183,235
2,948	PIMCO Dynamic Income Fund	90,975
16,690	PIMCO Income Strategy Fund II *	178,583
TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,006,043) - 6.45%		1,190,412

CORPORATE BONDS - 2.27%

Bituminous Coal & Lignite Surface Mining - 0.68%
125,000	Consol Energy, Inc. 5.875%, 04/15/22	126,250

Crude Petroleum & Natural Gas - 0.25%
43,000	Chesapeake Energy Corp. 8.00%, 12/15/22	46,333

Radio Broadcasting Stations - 0.40%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	35,500
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	37,750
		73,250
Sovereigns - 0.94%
3,100,000	Mex Bonos Desarr Fix Rt 8.50%, 12/13/18	172,884

TOTAL CORPORATE BONDS (Cost $470,299) - 2.27%		418,717

* Represents non-income producing security.

(a) Subject to written option contracts.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Shares/Principal		Value

EXCHANGE TRADED FUNDS - 20.05%
32,901	Alerian MLP ETF	$ 369,149
4,882	iShares MSCI Brazil Capped	203,531
14,412	iShares MSCI Emerging Markets	645,802
3,417	iShares MSCI Emerging Markets Small-Cap	168,734
5,989	iShares MSCI Frontier 100	187,635
7,445	iShares MSCI Hong Kong	183,817
6,659	iShares MSCI India	218,748
1,613	iShares MSCI Japan Index	89,860
2,518	iShares MSCI Japan Small-Cap	186,785
3,329	iShares MSCI Mexico Capped	181,797
2,500	iShares MSCI Taiwan Capped *	90,250
8,362	Market Vectors Russia ETF *	186,389
9,464	Proshares Short QQQ *	361,052
4,419	SPDR Gold Shares *	537,262
1,687	WisdomTree Japan Hedged Equity Fund	92,279
TOTAL EXCHANGE TRADED FUNDS (Cost $3,403,881) - 20.05%		3,703,090

EXCHANGE TRADED NOTE - 2.07%
2,100	JPMorgan Cushing 30 MLP Index ETN *	42,907
12,021	JPMorgan Alerian MLP ETN	339,233
TOTAL EXCHANGE TRADED NOTE (Cost $433,697) - 2.07%		382,140

PREFERRED STOCKS - 8.96%

Electric Services - 0.28%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	50,906

Life Insurance - 0.47%
3,340	Aegon N.V., 6.375%, Perpetual	86,473

Limited Partnerships - 0.23%
1,780	NGL Energy Partners LP Series B 9.00%, Perpetual	43,325

National Commercial Banks - 3.38%
143	Bank of America Corp. 7.25%, Perpetual	186,110
1,764	BB&T Corp., 5.20%, 6/01/18	44,911
4,338	First Horizon National Corp. Series A, 6.20%, 4/10/18	109,751
137	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	180,155
2,943	Wells Fargo & Co. PFD, Series J, 8.00%, Perpetual	75,047
1,050	Zions Bancorp PFD, Series G, 6.30%, 3/15/23	29,106
		625,080

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Shares/Principal		Value

Real Estate Investment Trusts - 4.60%
8,322	AGNC Investment Corp., 7.75%, 5/8/19	$ 216,788
3,000	Annaly Capital Management, Inc., 7.625%, 8/27/17	76,440
3,315	Colony NorthStar, Inc. Series D, 8.50%, 4/10/18	85,561
18,292	Vereit, Inc., Series F, 6.70%, 1/3/19	470,653
		849,442

TOTAL PREFERRED STOCKS (Cost $1,575,663) - 8.96%		1,655,226

REAL ESTATE INVESTMENT TRUSTS - 2.70%
1,323	American Tower Corp.	180,828
8,620	Ashford Hospitality Prime, Inc.	81,890
12,607	Spirit Realty Capital, Inc.	108,042
15,450	Vereit, Inc.	128,081
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $429,497) - 2.70%		498,841

CALL OPTIONS - 0.00% *

	Underlying Security
Contracts	Expiration Date/Exercise Price

	Alliance Data Systems Corp.
3,600	December 15, 2017 Call @ $280.00	450

	Total Call Options (Premiums Paid $3,278) - 0.00%	450

MONEY MARKET FUND - 12.18%
2,249,884	Fidelity Institutional Treasury Only Money Market Class I 0.95% **	2,249,884
TOTAL MONEY MARKET FUND (Cost $2,249,884) - 12.18%		2,249,884

TOTAL INVESTMENTS IN SECURITIES (Cost $16,476,369) - 99.50%		$ 18,374,780

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.50%		92,454

NET ASSETS - 100.00%		$ 18,467,234

* Represents non-income producing security.

** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

As of September 30, 2017, the diversification of countries was as follows:

Country	Percentage of Net Assets

Canada	1.59%
China	1.39%
Ireland	2.65%
United Kingdom	1.00%
United States	92.87%
99.50%

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF OPTIONS WRITTEN

SEPTEMBER 30, 2017 (UNAUDITED)

CALL OPTIONS WRITTEN *

	Underlying Security
Contracts	Expiration Date/Exercise Price	Value

	Allergan Plc. (Ireland)
700	January 19, 2018 Call @ $280.00	$ 238

	Apple, Inc.
900	October 20, 2017 Call @ $165.00	180

	Baxter International, Inc.
1,900	November 17, 2017 Call @ $65.00	1,292

	PBF Energy, Inc.
3,500	October 20, 2017 Call @ $26.00	7,910

	CarMax, Inc.
1,200	January 19, 2018 Call @ $75.00	6,120

	Total Call Options Written (Premiums Received $12,901)	$ 15,740

PUT OPTIONS WRITTEN*

	Underlying Security
Contracts	Expiration Date/Exercise Price	Value

	QUALCOMM, Inc.
1,500	October 20, 2017 Put @ $50.00	420

	Total Put Options Written (Premiums Received $1,904)	$ 420

TOTAL WRITTEN OPTIONS (Premium Received $14,805)		$ 16,160

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS *

Motor Vehicles & Passenger Car Bodies
755	Tesla Motors, Inc.	$ 257,530

Services-Business Services
1,027	Athenahealth, Inc.	127,718
887	Stamps.com, Inc.	179,751
		307,469
Services-Prepackaged Software
6,286	Changyou.com Ltd. (China)	248,988

Telegraph & Other Message Communications
1,000	j2 Global, Inc.	73,880

TOTAL COMMON STOCKS (Proceeds $666,371)		887,867

EXCHANGE TRADED FUNDS *
2,601	iShares Russell 2000 Index	385,416
3,139	PowerShares QQQ	456,568
3,222	SPDR S&P 500	809,463
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,352,706)		1,651,447

EXCHANGE TRADED NOTE *
2,000	VelocityShares Daily Inverse VIX Short Term	195,080
TOTAL EXCHANGE TRADED NOTE (Cost $181,016)		195,080

TOTAL SECURITIES SOLD SHORT (Proceeds $2,200,093)		$ 2,734,394

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $16,476,369)	$ 18,374,780
Cash	51,148
Deposit with Broker for Securities Sold Short and Options Written	2,785,016
Receivables:
Dividends and Interest	44,249
Portfolio Securities Sold	44,482
Prepaid Expenses	4,483
Total Assets	21,304,158
Liabilities:
Options Written, at Value (Premium Received $14,805)	16,160
Securities Sold Short, at Value (Proceeds $2,200,093)	2,734,394
Payables:
Dividend and Interest Expense	6,514
Advisory Fees (Note 4)	18,760
Trustee Fees	900
Accrued Expenses	19,416
Portfolio Securities Purchased	40,780
Total Liabilities	2,836,924
Net Assets	$ 18,467,234

Net Assets Consist of:
Paid In Capital	$ 19,256,933
Undistributed Net Investment Income	143,950
Accumulated Net Realized Loss on Investments, Options Written and Securities Sold Short	(2,296,404)
Net Unrealized Appreciation in Value of Investments, Options Written and Securities Sold Short	1,362,755
Net Assets	$ 18,467,234

Shares Outstanding (Unlimited shares authorized with no par value)	1,877,955

Net Asset Value, Offering and Redemption Price Per Share	$ 9.83

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $1,095)	$ 248,321
Interest	37,962
Total Investment Income	286,283

Expenses:
Advisory Fees (Note 4)	111,254
Transfer Agent & Accounting Fees	15,799
Distribution (12b-1) Fees (Note 4)	13,350
Registration Fees	2,555
Audit Fees	8,272
Insurance Fees	2,900
Miscellaneous Fees	2,945
Custodial Fees	3,422
Legal Fees	7,020
Trustee Fees (Note 4)	4,011
Printing and Mailing	1,105
Interest Expense	15,093
Dividend Expense	13,106
Total Expenses	200,832

Net Investment Income	85,451

Net Realized Gain/(Loss) on:
Investments in Securities	47,659
Capital Gains from Underlying Investment Companies	-
Options Written	1,535
Securities Sold Short	(297,905)
Net Realized Gain	(248,711)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	466,075
Options Purchased	(2,828)
Options Written	614
Securities Sold Short	(68,417)
Net Change in Unrealized Appreciation	395,444

Net Realized and Unrealized Gain on Investments	146,733

Net Increase in Net Assets Resulting from Operations	$ 232,184

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2017	3/31/2017
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 85,451	$ 158,732
Net Realized Gain (Loss)	(248,711)	86,448
Net Change in Unrealized Appreciation	395,444	875,777
Net Increase in Net Assets Resulting from Operations	232,184	1,120,957

Distributions to Shareholders From:
Net Investment Income	-	(95,381)
Total Distributions	-	(95,381)

Capital Share Transactions (Note 5)	1,068,916	(364,384)

Total Increase in Net Assets	1,301,100	661,192

Net Assets:
Beginning of Period	17,166,134	16,504,942

End of Period (including undistributed/distributions in excess of net investment income of $143,950 and $58,499, respectively).	$ 18,467,234	$ 17,166,134

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 9/30/2017					Period Ended (a) 3/31/2013

		Years Ended
		3/31/2017	3/31/2016	3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 9.71	$ 9.13	$ 10.74	$ 11.00	$ 10.22	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.05	0.09	0.07	0.06	0.12	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.07	0.55	(1.60)	(0.18)	0.66	0.27
Total from Investment Operations	0.12	0.64	(1.53)	(0.12)	0.78	0.22

Distributions from:
Net Investment Income	-	(0.06)	(0.08)	(0.14)	-	-
Net Realized Gains	-	-	-	- †	-	-
Total Distributions	-	(0.06)	(0.08)	(0.14)	-	-

Redemption Fees	- †	-	-	-	-	- †

Net Asset Value, at End of Period	$ 9.83	$ 9.71	$ 9.13	$ 10.74	$ 11.00	$ 10.22

Total Return **	1.24%(b)	6.98%	(14.24)%	(1.02)%	7.63%	2.20%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,467	$ 17,166	$ 16,505	$ 24,330	$ 21,176	$ 16,900
Before Waiver/Recoupment
Ratio of Expenses to Average Net Assets (d)	2.26%(c)	2.48%	2.31%	2.17%	2.46%	2.28%(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (d)	1.94%(c)	1.90%	2.00%	1.84%	1.95%	2.14%(c)
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net Assets (d)	0.32%(c)	0.58%	0.31%	0.33%	0.51%	0.14%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)	0.96%(c)	0.97%	0.75%	0.57%	1.22%	(0.74)%(c)
After Waiver/Recoupment
Ratio of Expenses to Average Net Assets (d)	2.26%(c)	2.48%	2.31%	2.20%	2.51%	2.14%(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (d)	1.94%(c)	1.90%	2.00%	1.87%	2.00%	2.00%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)	0.96%(c)	0.97%	0.75%	0.54%	1.17%	(0.60)%(c)
Portfolio Turnover	47.38%(b)	120.31%	114.96%	93.36%	52.58%	41.58%(b)

(a) For the period May 1, 2012 (commencement of investment operations) through March 31, 2013.

(b) Not Annualized

(c) Annualized

(d) Does not include expenses of the underlying investment companies in which the Fund invests.

(e) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

† Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized on December 21, 2011, as a Delaware statutory trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Fund commenced investment operations on May 1, 2012.  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date. The Fund is a non-diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the "Advisor").

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

CASH: The Fund maintains its cash in an account at its custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits. A portion of cash is segregated as collateral for securities sold short and is included in "Deposit with Broker for Securities Sold Short and Options Written" on the Statement of Assets and Liabilities.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, investments are generally valued by the pricing service at their last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

For options and futures contracts, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options and futures contracts listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, related to uncertain tax positions taken in open tax years (2014 - 2016) or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for Federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for Federal income tax purposes. Where such differences are

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for Federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 8,276,020	$ -	$ -	$ 8,276,020
Closed-End Mutual Funds	1,190,412	-	-	1,190,412
Corporate Bonds	-	418,717	-	418,717
Exchange Traded Funds	3,703,090	-	-	3,703,090
Exchange Traded Note	382,140	-	-	382,140
Preferred Stocks	1,655,226	-	-	1,655,226
Real Estate Investment Trusts	498,841	-	-	498,841
Call Option	450			450
Money Market Fund	2,249,884	-	-	2,249,884
Total	$ 17,956,063	$418,717	$ -	$18,374,780

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Investments in Securities Sold Short and Options Written	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stocks	$ (887,867)	$ -	$ -	$ (887,867)
Exchange Traded Funds	(1,651,447)	-	-	(1,651,447)
Exchange Traded Note	(195,080)	-	-	(195,080)
Options Written	(16,160)	-	-	(16,160)
Total	$(2,750,554)	$ -	$ -	$(2,750,554)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the six months ended September 30, 2017. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of September 30, 2017.

Liabilities:		Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities (1)	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Options Written	$ 16,160	$ 16,160 (2)	$ -	$ -
Securities Sold Short	2,734,394	1,664,776	1,069,618 (2)	-
Total	$ 2,750,554	$ 1,680,936	$1,069,618	$ -

(1) Written options and Securities Sold Short at value as presented in the Schedule of Investments

(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledge.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the “Agreement”).  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended September 30, 2017, the Fund incurred advisory fees of $111,254.  As of September 30, 2017, the Fund owed the Advisor $18,760, an amount which consisted of accrued but unpaid investment advisory fees.

The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit Fund expenses, until July 31, 2018, so that the total annual operating expenses (exclusive of any taxes, borrowing costs (such as interest and dividend expenses on securities sold short), brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, or extraordinary expenses such as litigation or expenses in connection with a merger or reorganization) of the Fund do not exceed 2.00% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment to disclose amounts and when they expire from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Board of Trustees, on 60 days written notice to the Advisor.  As of September 30, 2017, there were no fee waivers or expense reimbursements that could potentially be recouped in future periods.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of Mutual Shareholder Services (“MSS”). For the six months ended September 30, 2017, the Fund did not pay a fee to the Underwriter for distribution fees pursuant to the Rule 12b-1 Plan described below.

TRUSTEE FEES: The Fund pays a total annual fee of $4,000 to each Trustee who is not affiliated with the Trust or Advisor. Representatives of the Advisor serve as interested trustees and officers of the Trust, and they are not paid by the Trust or the Fund for these efforts.

DISTRIBUTION FEES: The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average daily net assets. The Board has authorized an accrual of 0.15% of the Fund’s average daily net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan has been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees. For the six months ended September 30, 2017, the Fund incurred distribution fees of $13,350.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended September 30, 2017		For the Year Ended March 31, 2017
	Shares	Capital	Shares	Capital
Shares sold	215,834	$ 2,102,319	387,061	$ 3,637,946
Shares reinvested	-	-	8,813	82,489
Shares redeemed	(106,384)	(1,033,403)	(435,833)	(4,084,819)
Net Increase (Decrease)	109,450	$ 1,068,916	(39,959)	$ (364,384)

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

NOTE 6. OPTIONS

Transactions in written options during the six months ended September 30, 2017, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2017	20	$ 5,423
Options written	130	23,731
Options exercised	(20)	(2,119)
Options expired	(12)	(3,848)
Options terminated in closing purchase transaction	(21)	(8,382)
Options outstanding at September 30, 2017	97	$ 14,805

All derivatives held during the six months contained equity risk exposure. The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type	Location	Value

Options Written	Options Written, at Value	$ (16,160)
Options Purchased	Options Purchased, at Value	$ 450

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2017, by the Fund are recorded in the following locations in the Statement of Operations:

Financial Investment Type	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Purchased	Net Realized Gain on Investments in Securities	$ -	Net Change in Unrealized Depreciation on Investments in Securities	$ (2,828)
Options Written	Net Realized Gain on Options Written	$ 1,535	Net Change in Unrealized Appreciation on Options Written	$ 614

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

The options outstanding as of September 30, 2017, as disclosed in the Schedule of Investments and Schedule of Options Written, and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $8,040,435 and $7,414,068, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

At September 30, 2017, the cost of investments for federal income tax purposes was $14,261,471 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 2,399,117
Unrealized depreciation	(1,036,362)
Net unrealized appreciation	$ 1,362,755

On December 22, 2016, the Fund declared an income distribution of $0.05564 per share.  The distribution was paid on December 22, 2016 to shareholders of record on December 21, 2016.  The tax character of the $95,381 paid was ordinary income.

For the six months ended September 30, 2017, there were no distributions paid.

As of March 31, 2017 the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	$ (2,048,715)
Net Unrealized Appreciation of Investments	973,600
Undistributed Net Investment Income	53,232
Total	$ (1,021,883)

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

The difference between book and tax basis unrealized appreciation is attributable primarily due to income/loss flow through from grantor trusts.  The Fund has a capital loss carryforward of $2,048,715, of which $1,799,053 is short-term in nature and $249,662 is long-term in nature, and has no expiration.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2017, Ameritrade, Inc., in omnibus accounts, in aggregate, was the owner of record of approximately 85.48% of the Fund and may be deemed to control the Fund by virtue of its authority over Fund shares.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

NOTE 12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSG TACTICAL GROWTH FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2017	September 30, 2017	April 1, 2017 to September 30, 2017

Actual	$1,000.00	$1,012.36	$11.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.74	$11.41

* Expenses are equal to the Fund's annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third

PSG TACTICAL GROWTH FUND

PRIVACY NOTICE

SEPTEMBER 30, 2017 (UNAUDITED)

fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free at 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

PSG TACTICAL GROWTH FUND

PRIVACY NOTICE

SEPTEMBER 30, 2017 (UNAUDITED)

PSG CAPITAL MANAGEMENT TRUST (THE "TRUST")

Rev. January 2012

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does the Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-855-866-9825.

PSG TACTICAL GROWTH FUND

PRIVACY NOTICE (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Page 2

What we do:
How does the Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

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sharing for affiliates’ everyday business purposes – information about your creditworthiness.

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affiliates from using your information to market to you.

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sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

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INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: December 1, 2017